SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance	$ 222,601	$ 370,609
Prepaid other	184,244	112,439
Deposits	772,461	241,465
Prepaid expenses and deposits	$ 1,179,306	$ 724,513